Shareholder Report, Average Annual Return (Details) 190995_Buffalo Small Cap Growth Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Small Cap Growth Fund Investor Class
Average Annual Return, Percent	6.11%	(6.00%)	9.45%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	23.58%	1.62%	9.79%